Other Financial Liabilities and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Miscellaneous Liabilities [Abstract]
Schedule of miscellaneous other liabilities [Table Text Block]

Other financial liabilities and other liabilities are as follows (Unit: Korean Won in millions):

	June 30, 2018	December 31, 2017
Other financial liabilities:
Accounts payable	9,021,786	4,692,320
Accrued expenses	1,809,499	2,049,861
Borrowings from trust accounts	3,999,899	3,271,817
Agency business revenue	258,497	344,591
Foreign exchange payables	604,344	590,667
Domestic exchange payables	4,229,125	1,309,646
Other miscellaneous financial liabilities	1,487,513	1,635,156
Present value discount	(2,396)	(1,597)

Subtotal	21,408,267	13,892,461

	June 30, 2018	December 31, 2017
Other liabilities:
Unearned income	178,799	180,664
Other miscellaneous liabilities	124,114	103,317

Subtotal	302,913	283,981

Total	21,711,180	14,176,442